Capital structure - Dividends Declared (Details) - $ / shares		3 Months Ended								12 Months Ended
	Jun. 22, 2009	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Common share cash dividends paid (in dollars per share)										$ 0.40	$ 0.50	$ 0.50
Preferred stock, dividend rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%